Related Party Transactions and Balance	12 Months Ended
Dec. 31, 2017
Related Party Transactions and Balance [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCE
19.	RELATED PARTY TRANSACTIONS AND BALANCE

In addition to the transactions and balances disclosed elsewhere in these financial statements, the Company had the following material related party transactions:

(1)	For the years ended December 31, 2017, 2016 and 2015, the Company purchased inventory of $0 and $1,728,676 from HuNan Zhong Yi High-tech Development Co., Ltd. (“Zhong Yi”) which is partially owned by the CEO of the Company. As of December 31, 2017 and 2016, the Company did not record any outstanding payable to Zhong Yi.

(2)	During the years ended December 31, 2017, 2016 and 2015, the Company purchased inventory of $3,760, $497 and $0 from HLI, respectively. At the same time, goods amounted to $3,037 were sold to HLI for the year ended December 31, 2017. As of December 31, 2017 and 2016, the Company reported an outstanding payable of $nil and $475, respectively, to HLI.

(3)	On December 20, 2016, the Company entered into a $2 million loan agreement with DGHKT, one of HLI’s subsidiaries, with a fixed annual interest rate 3.5%. On December 30, 2016, the Company received the repayment of the loan and related interest in total of $2,002,110 from DGHKT.

(4)	On June 13, 2017, the Company entered into a $3 million loan agreement with DGHKT for a term of 6 months and with a fixed annual interest rate of 3.5%. Before December 31, 2017, the Company received the repayment of the loan and the related interest in total of $52,932 from DGHKT.

(5)	On January 14, 2016, the Company completed an acquisition of 0.8% equity interest of BDL from BTL, who terminated the VIE relationship with the Company and deconsolidated from the Company’s financial statements on July 31, 2016, for a purchase price of $146,032 or RMB 920,000. As of December 31, 2017 and 2016, the Company reported an outstanding payable of $nil and $146,032, respectively, to BTL.

(6)	Before the Company terminated the VIE agreement with BTL on July 31, 2016, the Company had various transactions with BTL. During the year ended December 31, 2016, the Company had the following transactions with BTL:

1.	The Company repaid loans of $69,253 or RMB460,151 in total to BTL, including various expenses paid by BTL on behalf of the Company and loans from BTL from prior years. Those loans were no interest free loans. As of December 31, 2017 and 2016, no outstanding balance was reported in the Company’s consolidated financial statements.

2.	The Company reported a technical support expense of $9,027 or RMB59,981 to BTL for its product maintenance. As of December 31, 2017 and 2016, no outstanding balance was reported in the Company’s consolidated financial statements.

3.	The Company leased an office space from BTL with an annual rental of $36,120 or RMB240,000. The leasing agreement had been terminated in 2016. As of December 31, 2017 and 2016, no outstanding balance was reported in the Company’s consolidated financial statements.

During the year ended December 31, 2015, the Company leased an office space from BTL with an annual rental of $38,496 or RMB240,000. The leasing agreement had been terminated in 2016.